Ordinary Shares Subject to Possible Redemption (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Ordinary Shares Subject to Possible Redemption Table [Abstract]
Schedule of condensed balance sheets is reconciled
Gross proceeds received from Initial Public Offering	$160,000,000
Less:
Offering costs allocated to Public Shares	(9,418,420)
Plus:
Accretion on ordinary shares to redemption value	9,418,420
Ordinary shares subject to possible redemption as of December 31, 2021	160,000,000
Redemption of Public Shares	(92,591,090)
Increase in redemption value of ordinary shares subject to possible redemption	267,588
Ordinary shares subject to possible redemption as of September 30, 2022	$67,676,498

Gross proceeds received from Initial Public Offering	$160,000,000
Less:
Offering costs allocated to Public Shares	(9,418,420)
Plus:
Accretion on ordinary shares to redemption value	9,418,420
Ordinary shares subject to possible redemption	$160,000,000